Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net income/(loss)	$ (2,808,086)	$ 58,020	$ (198,028)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	227,652	449,792	357,372
Amortization and write off of deferred financing fees	26,712	53,063	48,980
Amortization of convertible senior notes debt discount	0	45,261	43,769
Amortization of fair value of acquired time charters and drilling contracts	2,840	7,443	10,759
Impairment loss and loss from sale of vessels and vessel owning companies	1,057,116	38,148	43,490
Loss on contract cancellation	0	1,307	0
Net proceeds from sale in ownerships of subsidiary	1,266	0	0
Equity in net losses of affiliated company	349,872	0	0
Loss on change of control	1,347,106	0	0
Forfeiture of advances for vessel acquisitions	0	13,933	0
Amortization of stock based compensation	7,806	11,093	11,424
Change in fair value of derivatives	(10,848)	(29,304)	(88,859)
Amortization of free lubricants benefit	0	0	(12)
Changes in operating assets and liabilities:
Trade accounts receivable	(12,997)	(82,667)	(147,936)
Due from related parties	19,141	12,089	1,663
Other current and non-current assets	54,448	38,219	(33,164)
Accounts payable and other current and non-current liabilities	(25,263)	(25,489)	9,705
Accrued liabilities	(39,590)	(41,436)	55,509
Due to related parties	(10,261)	819	(4,139)
Deferred revenue	28,833	(75,183)	135,447
Net Cash Provided by Operating Activities	215,747	475,108	245,980
Cash Flows from Investing Activities:
Cash decrease due to deconsolidation of Ocean Rig	(621,615)	0	0
Acquisition of Nautilus, net of cash acquired	(78,203)	0	0
Short term investments	74	368	(442)
Fixed assets additions	(505,670)	(806,561)	(1,468,226)
Net proceeds from sale of vessels and vessel owning companies	673,850	0	0
Decrease in restricted cash	65,866	51,476	234,338
Net Cash Used in Investing Activities	(465,698)	(754,717)	(1,234,330)
Cash Flows from Financing Activities:
Proceeds from short and long-term credit facilities, term loans and senior notes	492,000	2,617,100	2,982,576
Principal payments and repayments of long-term debt and senior notes	(782,366)	(2,008,826)	(1,803,366)
Payments of convertible notes	0	(700,000)	0
Net proceeds from common stock issuance	0	421,911	23,438
Net proceeds from sale in ownerships of subsidiary	0	0	122,960
Dividends paid	(20,526)	(30,563)	0
Payment of financing costs, net	(5,399)	(48,913)	(84,066)
Net Cash Provided by/(Used in) Financing Activities	(316,291)	250,709	1,241,542
Net increase/ (decrease) in cash and cash equivalents	(566,242)	(28,900)	253,192
Cash and cash equivalents at beginning of year	566,242	595,142	341,950
Cash and cash equivalents at end of year	0	566,242	595,142
Cash paid during the year for:
Interest, net of amount capitalized	135,954	267,554	171,649
Income taxes	20,830	60,374	50,392
Non cash financing and investing activities:
Issuance of non-vested shares	$ 21	$ 12	$ 10